Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2024
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Sector Regulation And Electricity System Operations

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

a)	Regulatory Framework

The Chilean electricity sector is regulated by the General Law of Electricity Services (Ley General de Servicios Eléctricos), contained in Decree Law (DFL) No. 1 of 1982, of the Ministry of Mining, whose restated and coordinated text was established by DFL No. 4 of 2006 of the Ministry of Economy (the “Electricity Law”) its subsequent amendments and its corresponding Regulations, contained in Supreme Decree D.S. No. 327 of 1998.

The main authority on Chilean energy matters is the Ministry of Energy, which is responsible for proposing and conducting public policies on energy, strengthening coordination, and facilitating a comprehensive vision of the sector.

Within the Ministry of Energy, the Chilean National Energy Commission (or “CNE” in its Spanish acronym), is the regulatory body for the Chilean electricity sector and the Superintendency of Electricity and Fuel (“SEF”), is the oversight entity. The Ministry of Energy also includes the Chilean Commission of Nuclear Energy (CChEN) and the Energy Sustainability Agency.

The CNE is the entity in charge of approving the annual transmission expansion plans, responsible for the indicative plan for the construction of new electricity generation facilities, and proposing regulated tariffs to the Ministry of Energy for approval. Meanwhile, the SEF inspects and oversees compliance with the law, rules, regulations, and technical norms applicable to the generation, transmission, and distribution of electricity, as well as liquid fuels and gas.

Additionally, the legislation considers an Expert Panel, composed of expert professionals whose key job is to decide on any discrepancies produced in terms of the matters established in the Electricity Law and in the application of other laws on energy, through binding rulings.

The Electricity Law establishes a National Electric Coordinator, an independent body governed by public law, in charge of the operation and coordination of the Chilean electricity system whose main objectives are to: i) Preserve the security of the service, ii) Guarantee an economic operation of the interconnected installations of the system and iii) Guarantee open access to all transmission systems. Its main activities include coordinating the Electricity Market, authorizing connections, managing complementary services, implementing public information systems, monitoring competition and the payment chain, among others.

From a physical perspective, the Chilean electricity sector is divided into three main networks: the National Electricity System (“SEN” in its Spanish acronym), and two smaller isolated networks: Aysén and Magallanes.

The Chilean electricity industry can be divided into three business segments: generation, transmission and distribution. The electricity facilities associated with these three segments have the obligation to operate in an interconnected and coordinated manner, with the primary objective of providing electricity to the market at minimal cost and within the service quality and safety standards required by the electricity regulations.

Due to their essential nature, the transmission and distribution activities constitute natural monopolies, therefore their segments are regulated as such by the electricity regulations, requiring free access to the grids and definition of regulated rates.

In the electricity market, two products (Energy and Capacity) are traded, and different services are provided. In particular, the National Electric Coordinator is responsible for making balances, determining the corresponding transfers between generators, and calculating the marginal time-specific cost, the price at which energy transfers are valued. The CNE determines the prices of Power.

Limits to Integration and Concentration

In Chile, there is legislation to defend free competition, which along with the specific regulations applicable to electricity, define the criteria to avoid certain levels of economic concentration and/or abusive market practices.

a.1 Generation Segment

Electricity generation companies must operate under the operation plan designed by the National Electric Coordinator. However, each company can freely decide whether to sell its energy and capacity to regulated or unregulated customers. Any surplus or deficit between sales to customers and production is sold to other generators at the spot market price. A generation company may have the following types of customers:

•	Unregulated Customers: users with a connected capacity of more than 5,000 kW (mainly industrial and mining companies), or customers with connected capacity between 300 and 5,000 kW that choose to be an unregulated customer but must remain in the selected category for at least four years. These consumers can freely negotiate their electricity supply prices with suppliers.
•	Distribution Companies: those that deliver supply to their regulated customers. Distribution companies buy energy from generation companies through a public bid process regulated by the CNE.
•	Other Generation Companies: The relationship between generation companies may come about through bilateral contracts or transfers in the short-term or Spot Market. The latter correspond to energy and capacity transactions among generation companies coordinated by the National Electric Coordinator to achieve the cost-effective operation of the system; any surplus (deficit) in production with respect to their commercial commitments are transferred through sales (purchases) to other generators within the system, and energy is valued at marginal cost and capacity at the corresponding regulated price established twice a year by the authority.

In Chile, the capacity to be paid to each generator depends on a calculation performed centrally by the National Electric Coordinator each year, based on current regulations, to obtain the sufficiency capacity for each plant. This value depends primarily on the availability of the facilities themselves and the technology-specific generation resource.

a.2 Distribution Segment

The distribution system relates to electric facilities aimed at supplying electricity to end customers, at a maximum voltage of 23 kV.

Distribution companies operate under a public service concessions system and are required to provide service to all customers and supply electricity to all customers subject to regulated rates (customers with connected capacity less than 5,000 kW, with the exception of customers between 300 and 5,000 kW who may opt for the free rate). Note that unregulated customers may negotiate their supply with any supplier, and must pay a regulated toll for using the distribution network.

Regarding the supply for users subject to price regulation, the law establishes that distribution companies must provide an ongoing energy supply, based on open, non-discriminatory and transparent public bids. These bid processes are designed by the CNE and performed at least 5 years ahead of time, with a supply contract agreement of up to 20 years. In the case of unforeseen variations in demand, the authority has the power to carry out a short-term bid. There is also a regulated procedure to remunerate potential supply not under contract.

The fee-setting in this segment is performed every four years based on a cost study to determine the Added Value of Distribution (“VAD” in its Spanish acronym). The VAD is determined according to an efficient model company scheme and the concept of typical area.

To determine the VAD, the CNE classifies companies with similar distribution costs into groups known as “typical areas.” For each typical area, the CNE engages independent consultants to carry out a study to determine the costs associated with an “efficient model company”, considering fixed costs, average energy and capacity losses, standard investment, maintenance, and operating costs related to distribution, including some restrictions faced by real distribution companies. The annual costs of investment are calculated considering the New Replacement Value (NRV) of the facilities adapted to demand, their useful life, and a rate of renewal, calculated every four years by the CNE, will be a yearly after-tax rate of between 6% and 8%.

Subsequently, the after-tax rate of return for each distribution company must be between three percentage points below and two percentage points above the rate calculated by the CNE.

Additionally, and along with the calculation of the VAD, every four years the CNE reviews the related services not consisting of energy supply which the Free Competition Defense Court qualifies as subject to rate regulation.

b)	Regulatory matters

2019 – 2024 Laws

(i)	Law No. 21,185 – Creates a Transitional Mechanism for Stabilizing Customers´ Electricity Prices under the Regulated Price System

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which established a transitional mechanism for stabilizing customers’ electricity prices under the regulated price system. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) to be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym). Between January 1, 2021 and until the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes referred to in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC). The billing differences due to the application of this mechanism lead to an account receivable in favor of the generators with a limit of US$1,350 million. The balance must be recovered by December 31, 2027. The technical provisions of this mechanism are established in the CNE’s Exempt Resolution No. 72/2020 and its amendments. It should be noted that the fund limit was reached in January 2022.

(ii)	Law No. 21,472 - Creates a price stabilization fund and establishes a new temporary electricity price stabilization mechanism for customers subject to price regulation

On August 2, 2022, the Ministry of Energy published Law No. 21,472, which creates a tariff stabilization fund and establishes a new mechanism for transitory stabilization of electricity prices for customers subject to price regulation. Through this law, a Transitory Customer Protection Mechanism (“CPM”) was established to stabilize energy prices for the National Electric System and medium-sized systems complementary to those established in Law No. 21,185, for customers subject to price regulation. The objective of the CPM is to pay the differences that arise between the billing of distribution companies to end customers for the energy and power component, and the amount payable for the electric supply to generation companies. The resources accounted for in the operation of the CPM shall not exceed US$1.8 billion, and its validity shall extend until the balances originated by the application of this law are extinguished. As of 2023, the CNE will make a semiannually forecast of the total payment of the remaining final balance for a date no later than December 31, 2032. Exempt Resolution No. 86 was published on March 14, 2023 and Exempt Resolution No. 334 (as amended by Exempt Resolution No. 379 of August 8, 2024), was published on August 9, 2023. The Exempt Resolutions established, among other matters, certain provisions, procedures, deadlines and conditions for the proper implementation of the Law No. 21,472.

Because of the application of the price stabilization mechanism established under the Law No. 21,472 and the Exempt Resolutions, the General Treasury, as delegated by the Ministry of Finance and on behalf of the Tariff Stabilization Fund (“FET” in its Spanish acronym), will issue transferable credit titles payable to the order (the “Payment Documents”), which will allow their holder to collect the restitution of certain amounts owed as a result of the application of Law No. 21,472 and such energy price stabilization mechanism, and the interest recognized in the aforementioned Payment Documents, on the dates established.

During February 2024, the limit of US$ 1.8 billion of accounts receivable from regulated customers established by Law No. 21,472 was reached.

(iii)	Law No. 21,667 - Amends several laws on Tariff Stabilization

On April 30, 2024, Law No. 21,667 was published, which establishes, among other aspects, four significant items:

a.	It will allow the generation companies not to accumulate more debt, since the tariffs for customers subject to price regulation will gradually return to the real costs of energy and voltage price.
b.	The generation companies will recover the balances generated by Laws Nos. 21,185 and 21,472; the PEC and CPM stabilization mechanisms, respectively.
c.	The FET limit increased to US$5.5 billion, of which the additional amount of US$3.7 billion will have a 30% government guarantee. Such balances must be paid no later than December 31, 2035.
d.	The most vulnerable users will be protected through the creation of an electricity subsidy.

Furthermore, customers recording monthly consumption exceeding 350 kWh will pay the actual price of energy and capacity starting from the publication of the average node price decree for the first half of 2024, plus an additional charge (CPM charge) that will allow the extinguishment of the accumulated debt from the PEC and CPM stabilization mechanisms. Customers recording monthly consumption of 350 kWh or less will pay the actual price of energy and capacity starting from the publication of the decree for the second half of 2024 and from the decree for the first half of 2025, the CPM charge will be added.

(iv)	Law No. 21,721 - Amends the General Law of Electric Services in terms of Electric Transmission.

On December 27, 2024, the Ministry of Energy published Law No. 21,721 to, among other things, address problems concerning the lack of transmission in the National Electric System. Law No. 21,721 introduces improvements in the efficient development of transmission and in bidding processes and creates new mechanisms for expansion works that will allocate risks to those who are in the best position to manage them, thus providing greater certainty in the development of transmission works. The four main pillars are:

a.	An exceptional procedure is established to allow the execution of urgent and necessary expansion works proposed by the CNE without going through the Expansion Plan.

b.	Expansion works will be tendered and supervised by the owners of the respective infrastructures.

c.	An Investment Value (IV) review mechanism is created for cases of early termination of the contract. The CNE must evaluate and approve any request for revision of the IV.

d.

Small Distributed Generation Entities (SDGE) will be enabled to propose and finance zonal transmission system works. Expansion-associated costs of the zonal transmission systems will be allocated to SDGE owners and the corresponding customers that will receive a charge rebate.

Regulations, Decrees, and Technical Standards Issued

Reduce connected power capacity level to become an unregulated customer: On December 13, 2023, the Ministry of Energy requested a ruling from the Free Competition Tribunal (“TDLC” in its Spanish acronym) regarding the  capacity limit to 300KW to qualify a customer as unregulated. Note that the law establishes that the capacity limit to qualify as an unregulated customer may be reduced by the Ministry of Energy, subject to a report by the TDLC. On November 27, 2024, the TDLC issued its Report No.33/2024, where it concludes that “the request made by the Ministry of Energy does not generate substantial risks to competition. Consequently, it is reported favorably”. Finally, the Ministry of Energy published Exempt Resolution No.58 that reduces the limit of installed capacity to opt to be an unregulated customer from 500 to 300 kW, in accordance with the provisions of article 147°, paragraph d) of the General Law of Electric Services.

Amendment to the Technical Standard for Connection and Operation of SDGE in Medium Voltage Installations: On February 8, 2024, the CNE published Exempt Resolution No. 42 in the Official Gazette, approving amendments to the technical standard for connection and operation of SDGE in medium voltage installations. These amendments incorporate provisions aimed at improving the preparation of technical studies, the performance of additional works, making adjustments or customization, among others, to enhance the interaction between market agents. On August 6, 2024, Exempt Resolution No. 395 reinstates provisions and makes clarifications in the technical standard for connection and operation of SDGE.

Amendment to the Sufficiency Capacity Regulation: On June 5, 2024, the Ministry of Energy published Supreme Decree No. 70, which introduces amendments to the current Capacity Transfer Regulation.

Amendment to the Technical Standard for Service Quality for Distribution Systems: On May 3, 2024, the CNE, through Exempt Resolution No. 763, approved amendments to the Technical Standard and its Technical Annex on Measurement, Monitoring, and Control Systems.

c)	Tariff Revisions and Supply Processes

In the electricity market there is a continuous revision of tariffs and supply processes that affect those volumes that were realized in previous periods on the dates of publication of these revisions. Set forth below is a description of the rules that are currently applicable to the Group.

c.1 Distribution Price-Setting 2020-2024

The final customer rates that have been in force from 2020 were determined based on the following decrees and resolutions:

i)	Distribution Price Decrees

Decree No.	Date	Matter	Effective from
5T/2024	06-07-2024	Establishes the rate formulas applicable to electricity supply subject to regulated prices.	11-04-2020
Supreme Decree No.4T	09-08-2018	Sets Distribution Tolls applicable to the transportation service provided by the public electricity distribution concessionaire companies indicated	11-04-2020
Exempt Resolution No.369	07-22-2024	Publishes a list of energy and power prices of the primary distribution substations of the National Electric System.	01-01-2024

a)	Average Prices in the National Electric System

Decree No.	Date	Matter	Effective from
9T/2022	06-17-2022	Establishes prices and adjustment factor under Law No. 21,185.	01-01-2022
475	06-28-2022	Exempt Resolution issued by the CNE that approves the Final Technical Report for the setting of Average Node Prices of the National Electric System and the adjustment factor.	N/A
836	11-16-2022	Establishes prices and adjustment factor under Law No. 21,185.	07-01-2022
886	12-12-2022	Establishes prices and adjustment factor under Law No. 21,185.	11-01-2022
16T/2023	04-12-2023	Establishes prices considering the price stabilization mechanism under Law No. 21,472.	07-01-2022
7T/2024	07-05-2024	Establishes prices considering the price stabilization mechanism under Law No. 21,472, as amended by Law No. 21,667.	01-01-2024
10T/2024	10-05-2024	Establishes prices considering the price stabilization mechanism under Law No. 21,472, as amended by Law No. 21,667.	07-01-2024
15T/2024	12-30-2024	Establishes prices considering the price stabilization mechanism under Law No. 21,472, as amended by Law No. 21,667	01-01-2025

b)	Short term Node Prices for electricity supply

Decree No.	Date	Matter	Effective from
3T/2022	07-07-2022	Establishes node prices. Indexation in Exempt Res. No. 690 of 09-01-2022.	04-01-2022
11T/2022	11-09-2022	Establishes node prices. Indexation in Exempt Res. No. 866 of 12-01-2022, No. 131 of 04-03-2023, and No. 306 of 07-20-2023.	10-01-2022
1T/2023	07-27-2023	Establishes node prices. Indexation in Exempt Res. No. 349 of 08-04-2023 and No. 619 of 12-15-2023.	04-01-2023
3T/2023	02-13-2024	Establishes node prices. Indexation in Exempt Res. No. 83 of 03-01-2024.	10-01-2023
1T/2024	08-03-2024	Establishes node prices. Indexation in Exempt Res. No.05 de 01-07-2025	04-01-2024

c)	Stabilized Price for small scale means of generation

Decree No.	Date	Matter	Effective from
5T/2021	02-22-2022	Establishes stabilized prices.	02-22-2022
14T/2021	02-26-2022	Establishes stabilized prices.	02-26-2022
8T/2022	10-13-2022	Establishes stabilized prices.	10-13-2022
14T/2022	04-15-2023	Establishes stabilized prices.	04-15-2023
2T/2023	08-10-2023	Establishes stabilized prices.	08-10-2023
6T/2023	04-26-2024	Establishes stabilized prices.	04-26-2024
6T/2024	10-15-2024	Establishes stabilized prices.	10-15-2024

ii)	Exempt Resolution of the CNE that establishes charges for the use of transmission systems applied to unregulated and regulated final consumers.

Decree No.	Date	Matter	Effective from
551	12-15-2021	Related to articles 115 and 116 of the General Law on Electric Services	01-10-2022
442	06-20-2022	Related to articles 115 and 116 of the General Law on Electric Services	07-01-2022
898	12-21-2022	Related to articles 115 and 116 of the General Law on Electric Services	01-01-2023
257	06-16-2023	Related to articles 115 and 116 of the General Law on Electric Services	07-01-2023
624	12-21-2023	Related to articles 115 and 116 of the General Law on Electric Services	01-01-2024
315	06-25-2024	Related to articles 115 and 116 of the General Law on Electric Services	07-01-2024
674	12-20-2024	Related to articles 115 and 116 of the General Law on Electric Services	01-01-2025

iii)	Exempt Resolution of the CNE that establishes and communicates the Public Service Charge.

Decree No.	Date	Matter	Effective from
841	11-18-2022	Establishes the Public Service Charge.	12-01-2022
565	11-20-2023	Establishes the Public Service Charge.	12-01-2023
615	11-19-2024	Establishes the Public Service Charge.	12-01-2024

c.2 Distribution-Associated Services Price Setting for 2020-2024

This process is currently in progress and rates established by Decree No. 13T/2018 remain.

c.3 Distribution Price-Setting for 2024 – 2028

Currently, this process is under development.

c.4 Supply Bids (Regulated Power Purchase Agreements - Regulated PPAs)

Under the new bidding law, several processes have been developed, the most recent being Supply Tender 2021/01, Supply Tender 2022/01, and Supply Tender 2023/01. The latter included the auction of a total of 3,600 GWh, divided into 2 supply blocks of 1,500 GWh and 2,100 GWh each, intended to cover consumption starting in 2027 and in 2028. The tender included an incentive for storage projects of more than 4 hours or for generation projects with non-variable renewable energies, consisting of a discount of 0.15 US$/MWh for each GWh of energy that can be generated by such means in the related Time Block A or C (non-solar). The process was completed on May 7, 2024, where Enel Generación was awarded 100% of the supply blocks of the tendered energy at an average price of US$56.679 per MWh.